Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
VIE total assets		$ 2,202,685	$ 2,096,738
VIE total liabilities		969,611	923,326
Interest expense		64,898	50,840	$ 38,682
Net cash used in financing activities		(6,810)	128,225	$ 66,094
OCY Aurora Ltd
Variable Interest Entity [Line Items]
VIE total assets		49,000	54,000
VIE total liabilities		42,500	49,300
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
VIE total assets		179,800	184,300
VIE total liabilities		$ 61,400	68,800
Variable Interest Entity, Primary Beneficiary, PT Navigator Khatulistiwa [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		49.00%
VIE total assets		$ 130,100	129,700
VIE total liabilities		18,300	19,400
Variable Interest Entity, Primary Beneficiary, OCY Aurora Ltd [Member]
Variable Interest Entity [Line Items]
VIE total assets		388	459
VIE total liabilities		$ 42,537	49,286
Operating lease term		13 years
Call option commencement, period post effective date of lease		5 years
Call option initial value		$ 44,800
Interest expense		3,200	1,900
Net cash used in financing activities		$ 6,800	$ 6,700
Variable Interest Entity, Primary Beneficiary, Navigator Crewing Philippines Inc. [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	25.00%
Variable Interest Entity, Primary Beneficiary, Navigator Support Services Philippines Inc. [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%